Share-Based Compensation - Additional Information (Details)		1 Months Ended	12 Months Ended
	Dec. 29, 2021 $ / shares	Apr. 30, 2021 shares	Dec. 31, 2023 shares	Dec. 31, 2021 Option $ / shares
Share-Based Compensation
Number of options, granted			1,538,596
2017 Plan
Share-Based Compensation
Number of options, granted | Option				1,307,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares				$ 13.15
Number of shares		1,307,000
Term year		10 years
Exercise price per share | $ / shares				$ 13.15
Covered Employees
Share-Based Compensation
Common shares		1,326,591
Covered Employees | Maximum
Share-Based Compensation
Common shares		1,901,994
Covered Employees | Minimum
Share-Based Compensation
Common shares		575,403
Stock Dividend
Share-Based Compensation
Common shares		400,000
Common shares		425,000
Ordinary shares [member] | 2017 Plan
Share-Based Compensation
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 13.15
Exercise price per share | $ / shares	$ 13.15